FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			¥ 824			$ 608	¥ 4,419
Lease liabilities	51		2,915		¥ 2,189			360
Due to the Shareholder	12,103		7,153			10,639	77,317	85,673
Interest-bearing loans and borrowings			71,000
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value gain loss	120	¥ 847	1,007		¥ 7,467
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			824	[1]		608	4,419
Trade payables	14		20,326			14	100	100
Financial liabilities in other payables and accruals	1,111		6,749			368	2,677	7,864
Lease liabilities	51		2,915			52	376	360
Due to related companies	1,281		3,408			856	6,221	9,069
Due to the Shareholder	12,103		7,153			10,639	77,317	85,673
Interest-bearing loans and borrowings			74,000
Total	14,560		115,375			12,537	91,110	103,066
Total current	14,560		42,777			12,537	91,110	103,066
Total non-current			¥ 72,598

[1]	This represents certain warrants issued to institutional investors on January 20, 2021, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the years ended December 31, 2021, 2022 and 2023 was CNY7,467 and CNY1,007, CNY847 (US$120), respectively.